Income taxes - Deferred taxes (Details) - BRL (R$)	Jun. 30, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-current assets	R$ 2,376,910,000	R$ 7,984,015,000
Non-current liabilities		12,596,000
Derivative, passive temporary difference	1,742,527,000	1,321,614
Derivative, asset temporary difference	1,910,544,000	3,552,449
Lease, passive temporary difference	1,756,012,000	1,763,847
Lease, asset temporary difference	2,264,912,000	2,370,791
Total deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,351,467,000	14,124,914,000
Tax loss carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	675,524,000	796,831,000
Negative tax basis of social contribution carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	259,406,000	307,143,000
Provision for judicial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	275,965,000	324,873,000
Operating provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	471,607,000	515,779,000
Exchange rate variations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,156,021,000	7,385,034,000
Derivatives losses (“MtM”)(1)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	168,018,000	2,230,835,000
Amortization of fair value adjustments arising from business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	623,209,000	625,745,000
Unrealized profit on inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	383,369,000	539,157,000
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	508,900,000	606,944,000
Total deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	5,974,557,000	6,153,495,000
Goodwill - Tax benefit on unamortized goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,734,003,000	1,589,887,000
Property, plant and equipment - deemed cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,017,118,000	1,066,883,000
Depreciation for tax-incentive reason
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	701,015,000	733,640,000
Capitalized loan costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	936,754,000	947,482,000
Fair value of biological assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,109,512,000	1,317,095,000
Deferred taxes, net of fair value adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	327,491,000	342,141,000
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	123,372,000	137,928,000
Provision of deferred taxes on results of subsidiaries abroad
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	19,710,000
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	5,582,000	18,439,000
Provisions for other losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	578,522,000	547,242,000
Employee benefit plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 250,926,000	R$ 245,331,000